Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)

Shares			Value
COMMON STOCKS - 92.0%
Capital Markets - 5.6%
298,967	Tikehau Capital SCA (France)		$7,571,358
213,487	KKR & Co, Inc. - Class A (United States)		7,331,144
			14,902,502
Consumer Finance - 2.2%
16,710,000	Emergent Capital, Inc. (United States) (1)(4)(7)		5,848,500

Diversified Telecommunication Services - 1.6%
1,044,212	Telia Co. AB (Sweden)		4,296,545

Electronic Equipment, Instruments & Components - 2.5%
250,346	LPKF Laser & Electronics AG (Germany)		6,648,224

Entertainment - 10.8%
2,037,083	Modern Times Group MTG AB - B Shares (Sweden) (1)		28,591,516

Food Products - 11.7%
2,008,733	Atlantic Sapphire AS (Norway) (1)		23,689,158
712,117	Aker BioMarine AS (Norway) (1)		7,100,175
			30,789,333
Health Care Equipment & Supplies - 2.2%
156,543	PharmaSGP Holding SE (Germany) (1)(2)		5,744,798

Hotels, Restaurants & Leisure - 4.9%
563,507	Gamesys Group Plc (United Kingdom)		8,667,325
2,561,942	Codere SA Restricted (Spain) (Acquired 08/03/2016 through 12/03/2019, cost $19,315,625) (1)(3)(7)(8)(9)		4,265,348
			12,932,673

Industrial Conglomerates - 6.9%
1,866,221	Bollore SA (France)		6,975,546
76,828	Lifco AB - B Shares (Sweden)		5,966,365
95,357	EXOR NV (Netherlands)		5,196,555
			18,138,466
Life Sciences Tools & Services - 2.1%
2,605,607	Enzo Biochem, Inc. (United States) (1)(4)		5,497,831

Machinery - 0.2%
88,599	Metso Outotec OYJ (Finland)		622,752

Marine - 7.3%
1,186,661	Genco Shipping & Trading, Ltd. (United States)		8,187,960
667,909	Frontline, Ltd. (Norway) (2)		4,341,408
446,262	Star Bulk Carriers Corp. (Greece) (2)		3,074,745
168,009	Scorpio Tankers, Inc. (Monaco)		1,859,860
129,510	Scorpio Bulkers, Inc. (Monaco)		1,833,862
			19,297,835
Media - 10.9%
329,275	Nordic Entertainment Group AB - Class B (Sweden) (1)		13,956,552
281,403	Vivendi SA (France)		7,852,401
43,751	IAC InterActive Corp. (United States) (1)		5,240,495
623,652	Aimia, Inc. (Canada) (1)		1,817,258
			28,866,706
Metals & Mining - 2.0%
687,255	Constellium SE (France) (1)		5,394,952

Oil, Gas & Consumable Fuels - 2.1%
2,214,998	Calumet Specialty Products Partners LP (United States) (1)		5,648,245

Pharmaceuticals - 3.0%
311,876	Fagron NV (Belgium)		7,869,027

Professional Services - 2.8%
259,340	AF Poyry AB (Sweden)		7,349,441

Semiconductors & Semiconductor Equipment - 7.6%
1,175,992	MagnaChip Semiconductor Corp. (South Korea) (1)		16,111,090
339,167	Xperi Holding Corp. (United States)		3,897,029
			20,008,119

Technology Hardware, Storage & Peripherals - 3.5%
354,128	S&T AG (Austria) (1)		7,436,227
203,000	VIA Optronics AG - ADR (Germany) (1)		1,808,730
			9,244,957
Wireless Telecommunication Services - 2.1%
2,301,643	ICE Group AS (Norway)(1)		4,787,122
7,060,631	Net1 International Holdings AS (Norway)(1)(3)(7)(9)		605,575
			5,392,697
TOTAL COMMON STOCKS
(Cost $212,904,663)			243,085,119

Principal Amount			Value
CORPORATE OBLIGATIONS - 5.0%
Consumer Finance - 5.0%
$ 13,296,318	Emergent Capital, Inc. 8.500%, 7/15/2021 (United States) (7)		13,152,852
TOTAL CORPORATE OBLIGATIONS
(Cost $13,077,743)			13,152,852

Shares			Value
WARRANTS - 0.3%
Consumer Finance - 0.3%
4,344,786	Emergent Capital, Inc., Expiration: July, 2025, Exercise Price $0.20 (United States) (1)(3)(7)(9)		725,358

TOTAL WARRANTS
(Cost $0)			725,358

Contracts(5)		Notional Value	Value
CALL OPTIONS PURCHASED - 0.3%
1,000	iPath Series B S&P 500 VIX Short-Term Futures ETN, Expiration: December, 2020, Strike Price $33.00 (United States)	$ 2,490,000	285,000
250	IAC InterActiveCorp., Expiration: March, 2021, Strike Price $130.00 (United States)	3,250,000	273,750
1,000	iPath Series B S&P 500 VIX Short-Term Futures ETN, Expiration: December, 2020, Strike Price $51.00 (United States)	2,490,000	127,000
500	Scorpio Tankers, Inc., Expiration: December, 2020, Strike Price $18.00 (United States)	553,500	15,000
750	Star Bulk Carriers Corp., Expiration: November, 2020, Strike Price $9.00 (United States)	516,750	13,125
500	Scorpio Tankers, Inc., Expiration: December, 2020, Strike Price $20.00 (United States)	553,500	8,750
750	Star Bulk Carriers Corp., Expiration: November, 2020, Strike Price $10.00 (United States)	516,750	7,500
TOTAL CALL OPTIONS PURCHASED
(Cost $1,793,025)			730,125

PUT OPTIONS PURCHASED - 0.0%(10)
500	SPDR Euro Stoxx 50 ETF, Expiration: October, 2020, Strike Price $35.50 (United States)	1,775,000	37,500
500	SPDR Euro Stoxx 50 ETF, Expiration: October, 2020, Strike Price $35.00 (United States)	1,750,000	30,000
TOTAL PUT OPTIONS PURCHASED
(Cost $79,422)			67,500

Shares				Value
SHORT-TERM INVESTMENT - 0.1%
Money Market - 0.1%
172,251		First American Treasury Obligations Fund - Class X, 0.06% (6)		172,251
TOTAL SHORT-TERM INVESTMENT
(Cost $172,251)				172,251

SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES - 3.0%
Money Market - 3.0%
8,067,962		First American Government Obligations Fund, Class X, 0.07% (6)		8,067,962
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES
(Cost $8,067,962)				8,067,962

TOTAL INVESTMENTS IN SECURITIES - 100.7%
(Cost $236,095,066)				266,001,167
Liabilities in Excess of Other Assets - (0.7)%				(1,783,611)
TOTAL NET ASSETS - 100.0%				$264,217,556

Percentages are stated as a percent of net assets.
	(1)	Non-income producing security.
	(2)
All or a portion of this security is on loan. At September 30, 2020 the total value of securities on loan was $7,922,422, which represents 3.0% of total net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

	(3)
These securities were fair valued in good faith by the Adviser’s Valuation Committee. The aggregate value of these securities at September 30, 2020 were $5,596,281, which represents 2.1% of net assets.

	(4)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to “Investments in Affiliates” for further disclosures related to these affiliated securities.
	(5)	100 shares per contract.
	(6)	Seven-day yield as of September 30, 2020.
	(7)	The Advisor has deemed a portion of these securities as illiquid. These securities have a value of $24,597,633, which represents 9.3% of total net assets at September 30, 2020.
	(8)	This security is restricted. This security has a value of $4,265,348, which represents 1.6% of total net assets at September 30, 2020.
	(9)	Value determined using significant unobservable inputs.
	(10)	Less than 0.1%.

Glossary of Terms
ADR-	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

Country	Long
United States^	24.4%
Sweden	22.8%
Norway	15.3%
France	10.5%
South Korea	6.1%
Germany	5.4%
United Kingdom	3.3%
Belgium	3.0%
Austria	2.8%
Netherlands	2.0%
Spain	1.6%
Monaco	1.4%
Greece	1.2%
Canada	0.7%
Finland	0.2%
Total	100.7%
Percentages are stated as a percent of net assets.
	^	United States allocation includes Short-Term Investment-Money Market Fund of 0.1% and Securities Held as Collateral on Loaned Securities of 3.0%

SCHEDULE OF OPTIONS WRITTEN at September 30, 2020 (Unaudited)
Contracts(1)			Notional Value	Value
CALL OPTIONS WRITTEN - 0.3%
1,000		iPath Series B S&P 500 VIX Short-Term Futures ETN, Expiration: December, 2020, Strike Price $24.00 (United States)	$2,490,000	$482,500
500		SPDR Euro Stoxx 50 ETF, Expiration: October, 2020, Strike Price $38.00 (United States)	1,900,000	17,500
TOTAL CALL OPTIONS WRITTEN
(Premiums Received $686,293)				500,000

PUT OPTIONS WRITTEN - (0.0%) (2)
500		SPDR Euro Stoxx 50 ETF, Expiration: October, 2020, Strike Price $32.50 (United States)	1,625,000	10,000
500		SPDR Euro Stoxx 50 ETF, Expiration: October, 2020, Strike Price $32.00 (United States)	1,600,000	7,500
TOTAL PUT OPTIONS WRITTEN
(Premiums Received $19,445)				17,500

TOTAL OPTIONS WRITTEN				$517,500
(Premiums Received $705,738)

(1)	100 shares per contract.
(2)	Less than 0.1%.

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS at September 30, 2020 (Unaudited)
As of September 30, 2020, the Fund had the following forward currency contracts outstanding

	Currency to be Received			Currency to be Delivered
							Net Unrealized
			USD Value at			USD Value at	Appreciation
Settlement Date	Amount	Currency	September 30, 2020	Amount	Currency	September 30, 2020	(Depreciation)
10/19/2020	60,416,073	USD	$60,416,072	530,000,000	SEK	$59,190,981	$1,225,091	(a)
10/19/2020	66,528,000	USD	66,528,000	56,000,000	EUR	65,683,304	844,696	(a)
10/19/2020	12,293,993	USD	12,293,993	111,000,000	NOK	11,900,566	393,427	(a)
10/19/2020	4,800,000	EUR	5,629,998	5,598,144	USD	5,598,144	31,854	(a)
10/19/2020	1,992,322	USD	1,992,322	2,630,000	CAD	1,975,260	17,062	(a)
10/19/2020	1,340,000	GBP	1,729,238	1,721,156	USD	1,721,156	8,082	(a)
10/19/2020	9,529,720	USD	9,529,720	7,400,000	GBP	9,549,523	(19,803)	(a)
			$158,119,343			$155,618,934	$2,500,409
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollars
(a)	Counterparty: forward foreign currency contracts outstanding with Bank of New York Mellon.

Evermore Global Value Fund
Summary of Fair Value Exposure at September 30, 2020

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. The types of assets generally included in this category are domestic equities listed in active markets and foreign equities listed in active markets that have not been fair valued using FVIS.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit risk, yield curves and similar data. The types of assets generally included in this category are bonds, financial instruments classified as derivatives and foreign equities fair valued using FVIS.

• Level 3— Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, default rates and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may also include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the level inputs used to value the Fund’s net assets as of September 30, 2020 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$238,214,196	$-	$4,870,923	$243,085,119
Corporate Obligations	–	13,152,852	–	13,152,852
Warrants	–	–	725,358	725,358
Call Options Purchased	–	730,125	–	730,125
Put Options Purchased	–	67,500	–	67,500
Short-Term Investments	172,251	–	–	172,251
Securities Held as Collateral on Loaned Securities	8,067,962	–	–	8,067,962
Total Investments in Securities	246,454,409	13,950,477	5,596,281	266,001,167
Unrealized appreciation on Forward Foreign Currency *	-	2,520,212	–	2,520,212
Total Assets	$246,454,409	$16,470,689	$5,596,281	$268,521,379
Liabilities
Call Options Written*	$–	$500,000	$–	$500,000
Put Options Written*	–	17,500	–	17,500
Unrealized depreciation on Forward Foreign Currency *	–	19,803	–	19,803
Total Liabilities	$–	$537,303	$–	$537,303

* Forward foreign currency contracts are reflected at the unrealized appreciation (depreciation), while options written are reflected at value.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Common Stocks	Warrants
Balance as of January 1, 2020	$8,268,846	$441,939
Purchases	-	-
Sales proceeds and paydowns	(4,504)	-
Accreted discounts, net	-	-
Realized gain (loss)	(22,134)	-
Change in unrealized appreciation (depreciation)	(3,371,285)	283,419
Transfers into/(out of) Level 3	-	-
Balance as of September 30, 2020	$4,870,923	$725,358
Change in unrealized appreciation (depreciation) during the
year for Level 3 investments held at September 30, 2020.	$(3,371,285)	$283,419

The Level 3 amounts disclosed in the table above consist of three securities that are fair valued in good faith, using significant unobservable inputs, by the Adviser’s Valuation Committee. The table below indicates the quantitative information about Level 3 fair value measurements for these securities:

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Market Value Impact if Input Increases
Common Stock	4,265,348	Market Approach	Last Trade of Registered Tranche	1.42 EUR	Increase
Common Stock	605,575	Market Approach	Broker Quote	.80 NOK	Increase
Warrant	725,358	Options pricing model	Illiquidity discount rate	25.00%	Decrease
			Default rate	2.10%	Decrease

Investments in Affiliates
The Fund owned 5% or more of the voting securities of the following companies during the period ended September 30, 2020. As a result, these companies are deemed to be affiliated companies. The below table represents market value:

Issuer	Value Jan. 1, 2020	Purchases	Sales	Realized Gain (Loss)
Emergent Capital, Inc. (United States)	$3,325,791	$-	$-	$-
Enzo Biochem, Inc. (United States)	8,324,279	-	1,345,482	(762,842)
MagnaChip Semiconductor Corp. (South Korea)(1)	24,468,527	495,572	11,395,020	2,392,324
Navios Maritime Containers LP (Greece)(1)	7,804,979	-	2,929,733	(16,128,955)
	$43,923,576	$495,572	$15,670,235	$(14,499,473)

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value September 30, 2020	Share Balance September 30, 2020
Emergent Capital, Inc. (United States)	$2,522,709	$-	$5,848,500	16,710,000
Enzo Biochem, Inc. (United States)	(718,124)	-	5,497,831	2,605,607
MagnaChip Semiconductor Corp. (South Korea)(1)	149,687	-	16,111,090	1,175,992
Navios Maritime Containers LP (Greece) (1)	11,253,709	-	-	-
	$13,207,981	$-	$27,457,421	20,491,599

(1) Issuer was no longer an affiliate as of September 30, 2020.